AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 1998

                                                        File No. 333-__________

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/



                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

               (Exact Name of Registrant as Specified in Charter)
                         c/o Corporation Service Company
                                1013 Centre Road
                           Wilmington, Delaware 19805
                                New Castle County
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (302) 636-5450

                     (Name and Address of Agent for Service)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

   JAMES W. JENNINGS, ESQUIRE                 JOHN H. GRADY, JR., ESQUIRE
   MORGAN, LEWIS & BOCKIUS LLP                MORGAN, LEWIS & BOCKIUS LLP
   2000 ONE LOGAN SQUARE                      2000 ONE LOGAN SQUARE
   PHILADELPHIA, PENNSYLVANIA  19103          PHILADELPHIA, PENNSYLVANIA 19103

________________________________________________________________________________

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.
________________________________________________________________________________

                             TIP INSTITUTIONAL FUNDS

                              Cross Reference Sheet

ITEMS REQUIRED BY FORM N-14

Part A.    INFORMATION REQUIRED IN                    REGISTRATION STATEMENT HEADING
           PROSPECTUS

Item 1.    Beginning of Registration                  Cover Page of Registration Statement
           Statement and outside Front Cover
           Page of Prospectus

Item 2.    Beginning and Outside Back                 Table of Contents
           Cover Page of Prospectus

Item 3.    Synopsis and Risk Factors                  Synopsis; Comparison of Investment Objectives and
                                                      Policies of the Alpha Select Funds and the Tip Funds

Item 4.    Information About the Transaction          Synopsis; Reasons for the Reorganization;
                                                      Information Relating to the Reorganization;
                                                      Agreement and Plan of Reorganization and Liquidation

Item 5.    Information About the Registrant           Prospectus Cover Page; Synopsis; Reasons for the
                                                      Reorganization; Description of the Alpha Select Funds;
                                                      Information about the Funds; Comparison of Investment
                                                      Objectives and Policies of the Alpha Select Funds and
                                                      the TIP Funds; Fund Transactions; Shareholder Rights

Item 6.    Information About the Company              Prospectus Cover Page; Synopsis; Reasons for the
           Being Acquired                             Reorganization; Information Relating to the
                                                      Reorganization; Description of TIP Funds; Comparison of
                                                      Investment Objectives and Policies of the Alpha Select
                                                      Funds and the TIP Funds; Fund Transactions;
                                                      Shareholder Rights

Item 7.    Voting Information                         Prospectus Cover Page; Notice of Special Meeting of
                                                      Shareholders; Synopsis; Agreement and Plan of
                                                      Reorganization and Liquidation

Item 8.    Interest of Certain Persons and            Voting on the Reorganization; Legal Matters
           Experts

Item 9.    Additional Information Required            Inapplicable
           for Reoffering by Persons Deemed
           to be Underwriters

Part B.    INFORMATION REQUIRED IN A
           STATEMENT OF ADDITIONAL
           INFORMATION

Item 10.   Cover Page                                 Cover Page

Item 11.   Table of Contents                          Table of Contents

Item 12.   Additional Information About               Incorporated by Reference to the
           the Registrant                             Registrant's Prospectus and SAI attached as
                                                      exhibits to this filing

Item 13.   Additional Information About the           Incorporated by Reference to the Company's
           the Company Being Acquired                 Prospectus and SAI attached as exhibits to
                                                      this filing

Item 14.   Financial Statements                       Financial Statements


Part C.    OTHER INFORMATION

Item 15.   Indemnification                            Indemnification

Item 16.   Exhibits                                   Exhibits

Item 17.   Undertakings                               Undertakings

                                    TIP FUNDS

                          TIP TARGET SELECT EQUITY FUND
                   PENN CAPITAL SELECT FINANCIAL SERVICES FUND

Dear Shareholder:

     A Special Meeting of Shareholders of the TIP Target Select Equity Fund and Penn Capital Select Financial Services Fund (each a "Fund" and, together, the "Funds") of TIP Funds (the "Trust") has been scheduled for Monday, January 25, 1999. If you are a Shareholder of record as of the close of business on Monday, November 23, 1998, you are entitled to vote at the meeting and for any adjournment of the meeting.

     While you are, of course, welcome to join us at the meeting, most Shareholders will cast their votes by filling out and signing the enclosed Proxy Card(s). Whether or not you plan to attend the meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card(s) and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted.

     The attached Prospectus/Proxy Statement is designed to give you information relating to the proposal(s) upon which you will be asked to vote. The Board of Trustees is recommending that you approve a reorganization of the Funds under which each Fund would be combined with and into a corresponding series of Alpha Select Funds (formerly, TIP Institutional Funds) ("Alpha Select"). Shareholders of each Fund will vote separately on the reorganization. Assuming approval by Shareholders of each Fund: (i) each holder of shares of the Trust's TIP Target Select Equity Fund will receive a number of shares of the Alpha Select's Premier Core Equity Fund equal in dollar value and in the number of shares of the Trust's TIP Target Select Equity Fund owned by such holder at the time of the combination; and (ii) each holder of shares of the Trust's Penn Capital Select Financial Services Fund will receive a number of shares of Alpha Select's Global Financial Services Fund equal in dollar value and in the number of shares of the Trust's Penn Capital Select Financial Services Fund owned by such holder at the time of the combination. As further explained in the accompanying Prospectus/Proxy Statement, the Board of Trustees has recommended approval of the combination. We encourage you to support the Trustees' recommendation to approve the proposals.

We are proposing the Reorganization for two principal reasons:

o ACCESS TO MULTIPLE SPECIALIST MANAGERS: The Alpha Select Funds are each managed by one or more specialist sub-advisers under the general supervision of Turner Investment Partners, Inc. This structure provides access to the combined talents and favorite stock picking ideas of a number of highly regarded advisers.

o ACCESS TO BROADER DISTRIBUTION CHANNELS: The Alpha Select Funds will be available to investors in both retail and institutional distribution channels. As a result, it is hoped that the Funds will achieve operating efficiencies and will realize economies of scale.

     Your vote is important to us. Please do not hesitate to call 1-800-224-6312 if you have any questions about the proposals under consideration. Thank you for taking the time to consider these important proposals and for your investment in the Funds.

                                            Sincerely,

                                            Stephen Kneeley
                                            President

                INFORMATION ABOUT YOUR PROSPECTUS/PROXY STATEMENT

Q.   WHY AM I RECEIVING THIS PROSPECTUS/PROXY STATEMENT?

A. TIP Funds (the "Trust") seeks your approval of a reorganization of the Trust's TIP Target Select Equity and Penn Capital Select Financial Services Funds. The Board of Trustees recommends approval of the reorganization because it believes that it will result in a structure that more appropriately serves the needs of shareholders.

Q.   HOW WILL THE REORGANIZATION WORK?

A. The TIP Target Select Equity and Penn Capital Select Financial Services Funds each will transfer all of their assets and all of their liabilities to Alpha Select's Premier Core Equity and Global Financial Services Funds, respectively, each a series of the Alpha Select Funds, in return for shares of the Funds having an equivalent aggregate value. The assets of the Trust's TIP Target Select Equity and Penn Capital Select Financial Services Funds will be transferred at their current value as of the reorganization date, and the shares provided in return will have a total value equal to the transferred net assets, again as of the reorganization date. Finally, each of the TIP Target Select Equity and Penn Capital Select Financial Services Funds will distribute the shares received by it to its shareholders in a liquidating distribution. Shareholders of the Trust's TIP Target Select Equity and Penn Capital Select Financial Services Funds will thus effectively be converted into shareholders of Alpha Select's Premier Core Equity Fund and Global Financial Services Funds, respectively. If the Plan is carried out as proposed, there will be no federal or state tax consequences to either Fund or its shareholders.

     Please refer to the Prospectus/Proxy Statement for a detailed explanation of the proposals and for a fuller description of TIP Funds, the Funds and Alpha Select Funds.

Q.   HOW WILL THIS AFFECT MY ACCOUNT?

A. Following the reorganization you will be a shareholder of Alpha Select Funds. The reorganization will not, however, affect the value of your account. In addition, you can expect the same high level of management expertise and shareholder services that you currently receive.

Q.   WHY DO I NEED TO VOTE?

A. Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed proxy card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Q.   HOW DOES THE BOARD OF TRUSTEES SUGGEST THAT I VOTE?


A. After careful consideration, the Board of Trustees of TIP Funds recommends that you vote "FOR" the item(s) proposed on the enclosed proxy card(s).

Q.   WHO IS PAYING FOR EXPENSES RELATED TO THE SHAREHOLDER MEETING?

A. Turner Investment Partners, Inc., the sponsor of TIP Funds and Alpha Select Funds, will pay the costs of this shareholder meeting and the Prospectus/Proxy Statement.

Q.   WHERE DO I MAIL MY PROXY CARD?

A.   You may use the enclosed postage-paid envelope or mail your proxy card to:

                  TIP Funds
                  c/o ADP
                  53 Mercedes Way
                  Edgewood, NY  11717

     [YOU MAY ALSO VOTE OVER THE INTERNET BY VISITING "http://www.______.com" AND FOLLOWING THE VOTING INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE TELEPHONE BY CALLING _________.]

Q.   WHOM DO I CALL IF I HAVE QUESTIONS?

A. We will be happy to answer your questions about the proxy solicitation. Please call us at (800) 224-6312 between 8:00 a.m. and 5:30 p.m. Eastern Time, Monday through Friday.

                                    TIP FUNDS
                      C/O TURNER INVESTMENT PARTNERS, INC.
                              1235 WESTLAKES DRIVE
                                    SUITE 350
                           BERWYN, PENNSYLVANIA 19312

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON JANUARY 25, 1999

Notice is hereby given that a Special Meeting of Shareholders of the TIP Target Select Equity Fund and Penn Capital Select Financial Services Fund (each a "Fund" and, together, the "Funds") of TIP Funds (the "Trust") will be held at the offices of SEI Investments Company ("SEI"), Oaks, Pennsylvania 19456, on Monday, January 25, 1999, at 3:30 p.m. (Eastern Time) for the purpose of considering the proposals set forth below.

At the Meeting, Shareholders of each Fund will be asked to consider and act upon a proposed Agreement and Plan of Reorganization and Liquidation pursuant to which each Fund will transfer all of its assets and liabilities to a portfolio of Alpha Select Funds (formerly, TIP Institutional Funds) ("Alpha Select") with a similar investment objective and comparable investment policies in exchange for shares of the applicable portfolio. The series of the Alpha Select Funds designated to acquire the assets and liabilities of the Funds are the Premier Core Equity Fund and Global Financial Services Fund (each an "Alpha Select Fund" and, together, the "Alpha Select Funds"). The proposals, which are more fully described in the attached Prospectus/Proxy Statement, are as follows:

1.   TIP TARGET SELECT EQUITY FUND:

          APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION BETWEEN THE TRUST, ON BEHALF OF THE TIP TARGET SELECT EQUITY FUND, AND ALPHA SELECT, ON BEHALF OF THE PREMIER CORE EQUITY FUND.

2.   PENN CAPITAL SELECT FINANCIAL SERVICES FUND:

          APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION BETWEEN THE TRUST, ON BEHALF OF THE PENN CAPITAL SELECT FINANCIAL SERVICES FUND, AND ALPHA SELECT, ON BEHALF OF THE GLOBAL FINANCIAL SERVICES FUND.

     Shareholders of each Fund will vote separately on the Proposal applicable to them.

     The persons named as proxies are authorized to vote on such other business as may properly come before the Meeting in accordance with their own discretion.

     All Shareholders are cordially invited to attend the Meeting. However, if you are unable to attend the Meeting, you are requested to mark, sign and date the enclosed Proxy Card(s) and return it promptly in the enclosed, postage-paid envelope so that the Meeting may be held and a maximum number of shares may be voted. [YOU MAY ALSO VOTE OVER THE INTERNET BY VISITING "http://www.______.com" AND FOLLOWING THE VOTING INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE TELEPHONE BY CALLING _________.]


     Shareholders of record at the close of business on Monday, November 23, 1998 are entitled to notice of and to vote at the Meeting or any adjournment thereof.


                                            BY ORDER OF THE BOARD OF TRUSTEES


                                            JAMES W. JENNINGS, SECRETARY


_______________, 1998

                           PROSPECTUS/PROXY STATEMENT

                                November 30, 1998

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF

                          TIP TARGET SELECT EQUITY FUND
                                       AND
                   PENN CAPITAL SELECT FINANCIAL SERVICES FUND
                                EACH A SERIES OF

                                    TIP FUNDS
                              1235 WESTLAKES DRIVE
                                    SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                                 (800) 224-6312

                        BY AND IN EXCHANGE FOR SHARES OF

                            PREMIER CORE EQUITY FUND
                                       AND
                         GLOBAL FINANCIAL SERVICES FUND
                                EACH A SERIES OF

                               ALPHA SELECT FUNDS
                       (FORMERLY, TIP INSTITUTIONAL FUNDS)
                              1235 WESTLAKES DRIVE
                                    SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                                 (888) TIP-7654


This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the TIP Funds in connection with the Special Meeting of Shareholders (the "Meeting") of the TIP Target Select Equity Fund and Penn Capital Select Financial Services Fund (each a "Fund" and, together, the "Funds") to be held on Monday, January 25, 1999, at 3:30 p.m. (Eastern Time) at the offices of SEI Investments Company ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456. At the meeting, shareholders of the Funds will be asked to consider and approve a proposed Agreement and Plan of Reorganization and Liquidation (the "Reorganization Agreement") between TIP Trust, on behalf of its TIP Target Select Equity and Penn Capital Select Financial Services Funds, and Alpha Select Funds (formerly, TIP Institutional Funds) ("Alpha Select"), on behalf of its Premier Core

Equity and Global Financial Services Funds, as well as the other matters contemplated therein. A copy of the Reorganization Agreement is attached as Exhibit A.

The Reorganization Agreement provides that the TIP Target Select Equity and Penn Capital Select Financial Services Funds each will transfer all of their assets and all of their liabilities to Alpha Select's Premier Core Equity and Global Financial Services Funds, respectively, each a series of the Alpha Select Funds, in return for Class I Shares of the Funds having an equivalent aggregate value. The assets of the Trust's TIP Target Select Equity and Penn Capital Select Financial Services Funds will be transferred at their current value as of the reorganization date, and the shares provided in return will have a total value equal to the transferred net assets, again as of the reorganization date. Finally, each of the TIP Target Select Equity and Penn Capital Select Financial Services Funds will distribute the shares received by it to its shareholders in a liquidating distribution. Shareholders of the Trust's TIP Target Select Equity and Penn Capital Select Financial Services Funds will thus effectively be converted into shareholders of Alpha Select's Premier Core Equity Fund and Global Financial Services Funds, respectively. If the Plan is carried out as proposed, there will be no federal or state tax consequences to either Fund or its shareholders.

TIP Funds is an open-end management investment company, or mutual fund. Turner Investment Partners, Inc. ("Turner") and Penn Capital Management Company, Inc. ("Penn Capital") provide investment advisory services to the TIP Target Select Equity Fund and Penn Capital Select Financial Services Fund, respectively. Turner also oversees two sub-advisers who provide, along with Turner, day-to-day investment management of certain assets of the TIP Target Select Equity Fund. Turner serves as adviser to a portion of the assets of the Fund, along with Merrill Lynch Asset Management and __________________________, sub-advisers to the Fund.

Alpha Select Funds is an open-end management investment company, or mutual fund. Turner provides investment advisory services to the Premier Core Equity Fund and Global Financial Services Fund. Turner also oversees a number of sub-advisers who provide day-to-day investment management of the assets of the Premier Core Equity Fund and the Global Financial Services Fund. Penn Capital serves as one of the sub-advisers to the Global Financial Services Fund, along with Mercury Asset Management and Merrill Lynch Asset Management.

This Prospectus/Proxy Statement sets forth the information that a shareholder of TIP Target Select Equity and Penn Capital Select Financial Services Funds should know before voting on the Reorganization, and should be retained for future reference. The following additional relevant documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in whole or in part:

     (i) A Statement of Additional Information, dated December 18, 1998, relating to this Prospectus/Proxy Statement and the Reorganization is incorporated into this Prospectus/Proxy Statement in its entirety. A copy of such Statement of Additional Information is available upon request and without charge by writing to TIP Funds, P.O. Box 419805, Kansas City, MO 64141-6805 or by calling 1-800-224-6312.

     (ii) The prospectuses for TIP Funds relating to the TIP Target Select Equity and Penn Capital Select Financial Services Funds, dated January 31, 1998 and July 31, 1998, respectively, contain a more detailed discussion of the investment objectives, policies and risks of the Funds. They are incorporated by reference into this Prospectus/Proxy Statement insofar as they relate to the TIP Target Select Equity and Penn Capital Select Financial Services Funds and not to any other Fund of TIP Funds described therein. Copies are available upon request and without charge by calling 1-800-224-6312.

     (iii) Statements of Additional Information for the Funds, dated January 31, 1998, are incorporated by reference into this Prospectus/Proxy Statement. A copy is available upon request and without charge by calling 1-800-224-6312.

This Prospectus/Proxy Statement constitutes the proxy statement of TIP Funds' TIP Target Select Equity and Penn Capital Select Financial Services Funds for the Meeting and is expected to be sent to shareholders on or about Wednesday, December 23, 1998. Only shareholders of record as of the close of business on Monday, November 23, 1998 (the "Record Date") are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

SYNOPSIS...................................................................
REASONS FOR THE REORGANIZATION.............................................
INFORMATION RELATING TO THE REORGANIZATION.................................
DESCRIPTION OF THE ALPHA SELECT FUNDS......................................
DESCRIPTION OF THE TIP FUNDS...............................................
THE REORGANIZATION AGREEMENT...............................................
CONSIDERATIONS OF THE TRUSTEES OF TIP FUNDS................................
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES...........................
ADDITIONAL INFORMATION ABOUT THE FUNDS.....................................
FUND TRANSACTIONS..........................................................
SHAREHOLDER RIGHTS.........................................................
LEGAL MATTERS..............................................................
VOTING ON THE REORGANIZATION AGREEMENT.....................................
OTHER BUSINESS.............................................................
SHAREHOLDER INQUIRIES......................................................

EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION AND
  LIQUIDATION..............................................................

                                    SYNOPSIS

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement and is qualified by reference to the more complete information contained herein and in the attached Exhibit A. Shareholders should read this entire Prospectus/Proxy Statement carefully.

THE REORGANIZATION

The Board of Trustees of TIP Funds, including those Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), has unanimously approved, subject to shareholder approval, the Funds' entry into the Reorganization Agreement. The Reorganization Agreement provides that the assets and liabilities of the TIP Target Select Equity and Penn Capital Select Financial Services Funds will be transferred to the Premier Core Equity Fund and the Global Financial Services Fund, respectively, of Alpha Select at their current value on the date of the transaction, and that the Class I Shares provided in return will have a total value equal to the total value of the transferred net assets, again as of the transaction date. Finally, the Reorganization Agreement calls for each Fund to distribute the shares received by it to its shareholders in a liquidating distribution. Shareholders of TIP Target Select Equity and Penn Capital Select Financial Services Funds will thus effectively be converted into shareholders of the Premier Core Equity Fund and the Global Financial Services Fund, respectively, of Alpha Select Funds. There will be no federal or state tax consequences to either Fund or to their shareholders. No sales charge will be imposed in connection with these transactions.

The Board of Trustees of TIP Funds, including the Trustees who are not "interested persons," has concluded that the Reorganization would be in the best interests of both Funds and their shareholders and that the interests of existing shareholders in the Funds would not be diluted as a result of the transaction contemplated by the Reorganization. The Board recommends that you vote for the approval of the Reorganization Agreement.

                             THE ALPHA SELECT FUNDS

INVESTMENT OBJECTIVES AND POLICIES.

PREMIER CORE EQUITY FUND -- The Premier Core Fund seeks long term capital appreciation primarily from investment in U.S. equity securities.

GLOBAL FINANCIAL SERVICES FUND -- The Global Financial Services Fund seeks to generate long term capital appreciation.

RISKS. The investment policies of the Alpha Select Funds entail certain risks and considerations of which investors should be aware. The Premier Core Equity Fund intends to invest primarily (and, under normal circumstances, at least 65% of its total assets) in equity securities of companies that are headquartered in the United States or do business both in the United States and abroad. Those securities, however, will be traded principally in the United States equity market. Selection of equity securities will not be restricted by market capitalization, and the Fund's Adviser and Sub-Advisers will employ their own proprietary investment processes in managing assets.

The Global Financial Services Fund will be exposed to the risks of investing in equity securities, including equity securities of small cap issuers (I.E., issuers with market capitalizations of less than $1 billion). Investments in smaller companies involve greater risks than investments in larger, more established companies. The Global Financial Services Fund will focus its investments in the U.S. and foreign banking industry and the financial services sector, and will be concentrated in the banking industry (I.E., at least 25% (and up to 100%) of its total assets will be invested in the banking industry). The banking industry includes commercial and industrial banks, savings and loan associations and their holding companies. The financial services sector includes consumer and industrial finance companies, diversified financial service companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies and other financial services companies. Although diversified throughout the industry, to the extent that it invests a significant portion of its assets in the global banking industry and the financial services sector, it is subject to the risks associated with investing in banking and financial services issuers.

The Alpha Select Funds may enter into futures and options transactions, although it has no intention to do so in the foreseeable future. The Alpha Select Funds also may purchase securities of foreign issuers. Investments in these securities involve certain other risks. The Alpha Select Funds are non-diversified, and may therefore be invested in equity securities of a limited number of issuers.

The Alpha Select Funds may also, to a limited extent, borrow money and utilize leveraging techniques. The Funds may invest in securities that fluctuate in value, and investors should expect the Funds' net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. The values of fixed income securities tend to vary inversely with interest rates, and may be affected by market and economic factors, as well as by developments impacting specific issuers. The Funds' high yield securities, if any, may be volatile and are subject to greater amounts of credit risk than investment grade issuers

INVESTMENT ADVISORY INFORMATION.

Turner has served as investment adviser to the TIP Target Select Equity Fund since its inception. In the interests of obtaining increased flexibility respecting marketing and operational issues, Turner determined to propose to the Trustees and to the TIP Target Select Equity Fund's Shareholders, the transfer of the assets of TIP Target Select Equity Fund to a newly-organized portfolio (I.E., Premier Core Equity Fund) of Alpha Select. The Premier Core Equity Fund has an identical investment objective and comparable investment policies to the TIP Target Select

Equity Fund. Turner will serve as investment adviser to the Premier Core Equity Fund, and will oversee two sub-advisers who will manage portions of the assets of the Fund along with Turner.

Penn Capital has served as investment adviser to the Penn Capital Select Financial Services Fund, a separate series of TIP Funds, since its inception. Turner and Penn Capital determined to propose to the Trustees and to the Penn Capital Select Financial Services Fund's Shareholders, the transfer of the assets of Penn Capital Select Financial Services Fund to a newly-organized fund (I.E., the Global Financial Services Fund) of Alpha Select. The Global Financial Services Fund has a similar investment objective and comparable investment policies to that of the Penn Capital Select Financial Services Fund. Turner will serve as investment adviser to the Global Financial Services Fund, and will oversee three sub-advisers (including Penn Capital) who will manage portions of the assets of the Fund.

COMPARISON OF FEES AND EXPENSES

The following table compares the annual operating expenses, including advisory fees, of the TIP Target Select Equity and Penn Capital Select Financial Services Funds to those of the Premier Core Equity and Global Financial Services Funds.

                           ANNUAL OPERATING EXPENSES*
                     (As a percentage of average net assets)


                                                              Premier Core       Penn Capital       Global Financial
                                        TIP Target Select     Equity Fund      Select Financial       Services Fund
                                           Equity Fund      (Class I Shares)     Services Fund      (Class I Shares)
                                        -----------------   ----------------   ----------------     ----------------
Advisory Fees (less waivers)(1).......        1.05%               .75%               1.00%                1.00%
12b-1 Fees............................        None                None               None                 None
Other Expenses(2).....................         .25%               .25%                .40%                 .40%
Total Operating Expenses(3)...........        1.30%              1.00%               1.40%                1.40%

------------

(1) The Advisers have agreed, on a voluntary basis, to waive their advisory fees to the extent necessary to keep the "Total Operating Expenses" of the TIP Target Select Equity Fund and the Penn Capital Select Financial Services Fund from exceeding 1.30% and 1.40%, respectively, during the fiscal year. Absent these fee waivers, Advisory Fees would be 1.05% and 1.00%, respectively. The Advisers reserve the right to terminate their waivers at any time in their sole discretion.

(2) The Adviser will reimburse expenses in order to limit "Other Expenses" for Class I Shares of the Premier Core Equity Fund and Global Financial Services Fund to .25% and .40%, respectively, for the current fiscal year.

(3) Absent fee waivers or expense reimbursements, "Total Operating Expenses" for the TIP Target Select Equity Fund and the Penn Capital Select Financial Services Fund would be 1.67% and 1.41%, respectively, based on current expectations and assumptions. Absent fee waivers or expense reimbursements, "Total Operating Expenses" for the

     Premier Core Equity Fund and the Global Financial Services Fund are expected to be ____% and ___%, respectively, based on current expectations and assumptions.


EXAMPLE

This example is intended to help you compare the cost of investing in the TIP Funds' TIP Target Select Equity Fund or Penn Capital Select Financial Services Fund with the cost of investing in the Alpha Select Premier Core Equity Fund or Global Financial Services Fund.

The example assumes that you invest $1,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 1 YEAR     3 YEARS      5 YEARS    10 YEARS
                                                 ------     -------       ------    --------
TIP TARGET SELECT EQUITY FUND..................   $13         $40          $__        $__

PREMIER CORE EQUITY FUND
  (CLASS I SHARES).............................   $__         $__          $__        $__

PENN CAPITAL SELECT FINANCIAL SERVICES FUND....   $14         $44          $__        $__

GLOBAL FINANCIAL SERVICES FUND
  (CLASS I SHARES).............................   $__         $__          $__        $__

SHAREHOLDER INFORMATION. The purchase and redemption procedures and exchange privileges of the TIP Funds Target Select Equity and Penn Capital Select Financial Services Funds are substantially similar to those of the Premier Core Equity and Global Select Financial Services Fund. However, the Premier Core Equity Fund and Global Financial Services Funds offer multiple classes of shares, some of which have sales charges and/or Rule 12b-1 or shareholder servicing plans. Specifically, the Class A Shares of the Premier Core Equity and Global Financial Services Funds are sold subject to a front-end sales charge and a .25% shareholder servicing fee. The Class C Shares of the Funds are sold subject to a 1.00% contingent-deferred sales charge and a .75% Rule 12b-1 fee and a .25% shareholder servicing fee. Class I Shares of the Alpha Select Funds are sold without a sales charge and do not pay any Rule 12b-1 or shareholder servicing fees.

                         REASONS FOR THE REORGANIZATION

The Reorganization has been proposed to enable the Funds to better focus their marketing efforts. Multi-manager funds seek to take advantage of the security selection capabilities of multiple advisers that utilize different (yet complimentary) investment styles. The TIP Target Select Equity and Penn Capital Select Financial Services Funds fit well into this model, and will permit the Funds to be identified with a separate group of funds designed specifically as multi-manager funds.

In addition to considering the terms and conditions of the Reorganization Agreement, the Trustees considered the following benefits of the proposed transaction:

o ACCESS TO MULTIPLE SPECIALIST MANAGERS: The Alpha Select structure, wherein each Fund is managed by one or more specialist sub-advisers under the general supervision of Turner, provides access to the combined talents and favorite stock picking ideas of a number of highly regarded advisers.

o ACCESS TO BROADER DISTRIBUTION CHANNELS: The Alpha Select Funds will be available to investors in both retail and institutional distribution channels. As a result, it is hoped that the Funds will achieve operating efficiencies and will realize economies of scale.

o TAX TREATMENT: The Trustees considered the fact that Morgan, Lewis & Bockius, LLP believes that the Reorganization will be tax-free to the Funds' shareholders.

The cost of the solicitation and the shareholders' meeting necessary in order to carry out the transaction will be borne by Turner.

Based on the factors described above, the Trustees, including these Trustees who are not "interested persons" of TIP Funds within the meaning of Section 2(a)(19) of the 1940 Act, determined that participation in the Reorganization is in the best interests of each Fund's shareholders and that the interest of the Funds existing shareholders would not be diluted as a result of the merger. Accordingly, the Trustees recommend that shareholders approve the Reorganization. In addition, the Trustees of Alpha Select, including those Trustees who are not "interested persons" of Alpha Select within the meaning of the 1940 Act, determined that participation in the Reorganization is in the best interests of the Alpha Select Funds.

                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that all of the assets and all of the liabilities of the TIP Target Select Equity and Penn Capital Select Financial Services Funds will be transferred to the corresponding series of Alpha Select at the close of business on January 27, 1999, or such later date as is agreed to by the parties (the "Effective Time"). In exchange for the transfer of these assets, the Alpha Select Premier Core Equity and Global Financial Services Funds will simultaneously issue to TIP Funds, at the Effective Time, a number of full and fractional Class I Shares equal in value to the net asset value of the TIP Target Select Equity and Penn Capital Select Financial Services Funds immediately prior to the Effective Time.

Following the transfer of assets and liabilities in exchange for Alpha Select Premier Core Equity and Global Financial Services Funds shares, TIP Funds will distribute pro rata the shares received to its shareholders in a liquidating distribution. Each shareholder of the TIP Target

Select Equity and Penn Capital Select Financial Services Funds owning shares at the Effective Time will receive Alpha Select Premier Core Equity and Global Financial Services Funds shares of equal value. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the TIP Fund's shareholders on the share records of the Alpha Select Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional Class I Shares of Alpha Select due to the shareholders of the TIP Funds. Alpha Select does not issue share certificates to shareholders. Class I Shares of Alpha Select will have no preemptive or conversion rights. After the Reorganization, the TIP Target Select Equity and Penn Capital Select Financial Services Funds will cease operations. The Reorganization is subject to a number of conditions, including the receipt of certain legal opinions described in the Reorganization Agreement (including an opinion of counsel that the TIP Target Select Equity Fund and Penn Capital Select Financial Services Fund shares issued in accordance with the terms of the Reorganization Agreement will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning aggregate asset values; and the parties' performance in all material respects of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Effective Time of the Reorganization will be January 27, 1999 or such later date as is agreed to by the parties.

The Reorganization Agreement and the Reorganization may be abandoned without penalty at any time prior to the Effective Time of the Reorganization by resolution of the Board of TIP Funds or of the Board of Alpha Select Funds or at the discretion of any duly authorized officer if circumstances should develop that, in the opinion of the Board or officers, make it inadvisable to proceed with the Reorganization.

FEDERAL INCOME TAXES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended. If it qualifies, shareholders of the Funds will not recognize gain or loss in the transaction; the tax basis of the Alpha Select Premier Core Equity Fund and Global Financial Services Fund shares received will be the same as the tax basis of the TIP Funds shares surrendered; and the holding period of the Alpha Select Premier Core Equity Fund and Global Financial Services Fund shares received will include the holding period of the TIP Fund shares surrendered, provided that the shares surrendered were capital assets in the hands of the TIP Target Select Equity and Penn Capital Select Financial Services Funds' shareholders at the time of the transaction. As a condition to the closing of the Reorganization, the Funds will receive an opinion from counsel to that effect. The Advisers, on behalf of the Funds, have not sought a tax ruling from the Internal Revenue Service. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including state and local tax consequences. THE ADVISERS DO NOT ANTICIPATE THAT SECURITIES HELD BY THE COMBINED FUNDS WILL BE SOLD IN SIGNIFICANT AMOUNTS TO COMPLY WITH ALPHA SELECT'S INVESTMENT POLICIES OR STRATEGIES.

CAPITALIZATION. The following table sets forth as of__________, 1998: (i) the capitalization of each Fund; and (ii) the pro forma combined capitalization of the Alpha Select Premier Core Equity and Global Financial Services Funds assuming the Reorganization has been approved.


                                                         NET ASSET VALUE       SHARES
            FUND                          NET ASSETS        PER SHARE        OUTSTANDING
            ----                          ----------     ---------------     -----------
TIP FUNDS

TIP Target Select Equity Fund                $                  $

Penn Capital Financial Services Fund         $                  $


ALPHA SELECT FUNDS

Premier Core Equity Fund                     $0                N/A                 0

Global Financial Services                    $0                N/A                 0


PRO FORMA ALPHA SELECT                       $

Premier Core Equity Fund                     $                  $

Global Financial Services                    $                  $

                      DESCRIPTION OF THE ALPHA SELECT FUNDS

Alpha Select Funds (formerly, TIP Institutional Funds) was organized under Delaware law as a business trust pursuant to a Declaration of Trust dated October 25, 1993, as amended on October 7, 1998. Alpha Select is an open-end management investment company registered under the 1940 Act, and has authorized capital consisting of an unlimited number of units of beneficial interest without par value of separate series of Alpha Select. Each series of Alpha Select has Class A, Class C, and Class I Shares. Each of the Alpha Select Funds is a duly organized and validly existing series of Alpha Select.

Turner serves as investment adviser to each Alpha Select Fund pursuant to an investment advisory agreement dated January 1, 1998 (the "Advisory Agreement"). The Advisory Agreement provides, in part, that Turner makes investment decisions for the assets of each Alpha Select Fund and continuously reviews, supervises and administers each Alpha Select Fund's investment program, subject to the supervision of, and policies established by, the Trustees of Alpha Select. For its services, Turner is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .75% of the average daily net assets of the Premier Core Equity Fund, and 1.00% of those of the Global Financial Services Fund. Turner pays the sub-advisers out of the fees it receives.

                            DESCRIPTION OF TIP FUNDS

TIP Funds was organized under Massachusetts law as a business trust pursuant to an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997. TIP Funds is an open-end management investment company registered under the 1940 Act which has authorized capital consisting of an unlimited number of units of beneficial interest, each with a par value of $.00001, of each of the separate series of TIP Funds. Each series of TIP Funds currently has only one class of shares. The TIP Target Select Equity Fund and the Penn Capital Select Financial Services Fund are each duly organized and validly existing series of TIP Funds.

Following the conclusion of the reorganization, Turner will serve as investment adviser to each corresponding series of Alpha Select. The investment advisory agreement between Turner and Alpha Select is substantially identical to the advisory agreement that exists between Turner and TIP Funds, on behalf of the Funds, except for the performance fee and the provisions relating to the hiring of sub-advisers. Significantly, both investment advisory agreements provide for the same duties and standards of care. For its services to the TIP Funds, Turner is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.05 % of the average daily net assets of the TIP Target Select Equity Fund, and Penn Capital is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Penn Capital Select Financial Services Fund. Each of Turner and Penn Capital has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Funds in order to limit their total operating expenses. Turner and Penn Capital each reserve the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

                          THE REORGANIZATION AGREEMENT

The Reorganization Agreement provides that all of the assets and all of the liabilities of the TIP Target Select Equity and Penn Capital Select Financial Services Funds will be transferred to corresponding series of Alpha Select in return for Class I Shares of Alpha Select's Premier Core Equity and Global Financial Services Funds having an equivalent aggregate value. The assets and liabilities of TIP Funds' TIP Target Select Equity and Penn Capital Select Financial Services Funds will be transferred to Alpha Select's Premier Core Equity and Global Financial Services Funds at their current value on the date of the transaction, and the shares provided in return will have a total value equal to the total value of the transferred net assets, again as of the transaction date. Finally, the Funds will distribute the shares received by it to its shareholders in a liquidating distribution.

The Agreement also provides that TIP Funds will receive, prior to the closing, an opinion of counsel to the effect that: (i) Alpha Select and the Alpha Select Funds are duly organized and validly existing under the laws of the State of Delaware; (ii) Alpha Select is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"); (iii) the Agreement and the Reorganization provided for therein and the execution of the Agreement have been duly authorized and approved by all requisite action of Alpha Select and has been duly executed and delivered by Alpha Select on behalf of the Alpha Select Funds and is a valid and binding obligation of the Alpha Select Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance, and similar laws or court decisions regarding enforcement of creditors' rights generally; and (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any federal or state court or administrative or regulatory agency is required for Alpha Select to enter into the Agreement or carry out its terms on behalf of the Alpha Select Funds that has not been obtained other than where the failure to obtain such consent, approval, order, or authorization would not have a material adverse affect on the operations of the Alpha Select Funds.

In addition, Alpha Select shall have received, prior to the closing, an opinion of counsel to the effect that: (i) TIP Funds and the Funds are duly organized and validly existing under the laws of the Commonwealth of Massachusetts; (ii) TIP Funds is an open-end management investment company registered under the 1940 Act; (iii) the Agreement, the Reorganization provided for therein, and the execution of the Agreement have been duly authorized and approved by all requisite corporate action of TIP Funds and the Agreement has been duly executed and delivered by TIP Funds and is a valid and binding obligation of TIP Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally;
(iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any federal or state court or administration or regulatory agency is required for TIP Funds to enter into the Agreement or carry out its terms on behalf of the Funds that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of TIP Funds or the Funds; and (v) TIP Funds shares to be issued in the reorganization have been duly authorized and upon issuance thereof in accordance with the Agreement, will be validly issued, fully paid and non-assessable.

                   CONSIDERATIONS OF THE TRUSTEES OF TIP FUNDS

At Meetings held on August 14, 1998 and November 6, 1998, the Trustees of TIP Funds reviewed the Agreement and determined that the Reorganization is in the best interests of the TIP Funds and the TIP Funds' Shareholders, and that the interests of the TIP Funds' Shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Trustees carefully reviewed the terms and provisions of the Agreement, the substantial similarity of the objectives, policies and restrictions of the corresponding Alpha Select Funds, the tax consequences of the Reorganization to the Alpha Select Funds and their Shareholders, and the expense ratios of the Funds and the Alpha Select Funds. In addition, the Trustees considered the nature and quality of the services expected to be rendered to the Alpha Select Funds by Turner, as well as the services provided by Turner to the TIP Funds, the fact that the compensation payable to Turner will be similar to that paid to the Funds, the history, reputation, qualification and background of Turner and the qualifications of its personnel and its financial condition, and the benefits expected to be realized by the Shareholders of the TIP Funds as a result of the Reorganization, including access to broader distribution channels.

After careful review and consideration, the Trustees have determined to recommend that the Shareholders of the TIP Funds approve the Agreement and the Reorganization transaction. If this recommendation is not adopted by Shareholders of one TIP Fund, the Reorganization will still be effectuated with respect to the other TIP Fund and the non-approving TIP Fund will continue to operate in the same manner as prior to the proposed Reorganization.

            THE TRUSTEES RECOMMEND THAT THE SHAREHOLDERS OF THE ALPHA
           SELECT FUNDS VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT
                   AND PLAN OF REORGANIZATION AND LIQUIDATION.

           COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE
                      ALPHA SELECT FUNDS AND THE TIP FUNDS

This section tells you about and compares for each Fund:

o    Its investment goal

o    Its main investment strategies

o    The risks of investing in the Funds

There is more information about the Funds' investment practices in the Statement of Additional Information ("SAI") which legally is a part of this Prospectus/Proxy Statement. For details about how to get an SAI and other reports and information, see the back cover of this Prospectus/Proxy Statement.

INVESTMENT OBJECTIVES AND POLICIES

Each of the newly-organized Alpha Select Funds of has an investment objective that is substantially similar to the investment objective of each corresponding series of TIP Funds.

PREMIER CORE EQUITY FUND -- The Premier Core Equity Fund seeks long term capital appreciation primarily from investment in U.S. equity securities. This objective is substantially identical to the objective of the TIP Target Select Equity Fund.

The Adviser and Sub-Advisers of the Premier Core Equity Fund will each invest in a limited number (as few as 10) of equity securities that they believe have the greatest return potential. Such a focused security-selection process permits each manager to act on only the investment ideas that they think are their strongest ones. The intent is to avoid diluting performance by owning too many securities, so that the positive contributions of winning investments will prove substantial.

In the process, the Premier Core Equity Fund provides focused security selection by bringing together each manager's favorite investment ideas, and access to differing investment styles. The managers will apply their own unique stock-picking styles. Their differing styles may help to smooth the Fund's overall return. Ideally, when one style is out of favor, the other styles will offer a counterbalancing influence.

Clover Capital Management, Inc. ("Clover Capital"), Penn Capital, and Chartwell Investment Partners ("Chartwell") (each a "Sub-Adviser" and collectively, the "Sub-Advisers") serve as the investment sub-advisers to the TIP Target Select Equity Fund and provide investment advisory services for a portion of the assets of the Fund. Turner will be the Adviser to the Premier Core Equity Fund, and the sub-advisers will be Merrill Lynch Asset Management and _________.

GLOBAL FINANCIAL SERVICES FUND -- The Global Financial Services Fund seeks to generate long term capital appreciation. This objective is identical to the objective of the Penn Capital Select Financial Services Fund.

The Global Financial Services Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in the equity securities of companies principally engaged in the banking industry and the financial services sector. At least 25% (and up to 100%) of the Fund's total assets will be invested in issuers in the banking industry. To the extent its investments are concentrated in the banking industry, the Fund is subject to the risks associated with that industry, including sensitivity to interest rate changes and potentially adverse legislative and regulatory changes. Examples of companies in the banking industry include commercial and industrial banks, savings and loan associations and their holding companies. Examples of companies in the financial services sector include investment advisers, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments.

Generally speaking, the Global Financial Services Fund will hold a diversified portfolio of companies with strong fundamentals, many of which Turner and the sub-advisers believe hold the potential to be acquired at a premium to their trading prices, measured at the time of their original acquisition by the Fund (takeover candidates). Any remaining assets may be invested in equity securities and fixed income securities, warrants and rights to purchase common stocks, and in American Depository Receipts ("ADRs"). The Fund may also purchase shares of other investment companies and foreign securities, and may purchase high yield securities (otherwise known as "junk bonds") as a means of seeking to generate current income.

Penn Capital, Merrill Lynch Asset Management, and Mercury Asset Management (each a "Sub-Adviser" and collectively, the "Sub-Advisers") serve as the investment sub-advisers to the Global Financial Services Fund and provide investment advisory services for a portion of the assets of the Fund. Turner will be the Adviser to the Global Financial Services Fund, and will oversee these sub-advisers.

The investment objective and investment policies of the Penn Capital Select Financial Services Funds are substantially similar, except the Global Financial Services Fund will invest to a greater extent in securities of foreign issuers.

GENERAL INVESTMENT POLICIES

Each Alpha Select Fund is designed to provide an investment that combines the investment expertise and best investment ideas of a number of outstanding money-management firms. The Adviser and Sub-Advisers will manage a portion of each Alpha Select Fund's portfolio on a day-to-day basis. Assets for investment will be allocated to each manager by the Alpha Select Funds' Board of Trustees, based on the recommendation of the Adviser. The expectation is that the allocations will result in a portfolio invested in a variety of equity securities with differing capitalizations and valuations, chosen by differing investment strategies.

The Alpha Select Funds intend to invest primarily (and, under normal circumstances, at least 65% of total assets) in equity securities. Selection of equity securities will not be restricted by market capitalization, and each Fund's Adviser and Sub-Advisers will employ their own proprietary investment processes in managing assets.

Any remaining assets of the Alpha Select Funds may be invested in securities of foreign issuers, shares of other investment companies, American Depository Receipts ("ADRs") and Real Estate Investment Trusts ("REITs"). The Funds may also invest up to 15% of their net assets in illiquid securities, invest up to 25% of their total assets in convertible securities, including convertible securities rated below investment grade, purchase unregistered securities that are eligible for resale pursuant to Rule 144A under the Securities Act, and purchase fixed income securities, including securities rated below investment grade. In addition, the Funds may effect short sales, purchase securities on a when-issued basis, and may enter into futures and options transactions. Debt securities rated below investment grade, I.E., rated lower than BBB by Standard & Poor's Corporation ("S&P"), and/or Baa by Moody's Investor Service, Inc. ("Moody's"), or unrated securities of comparable quality, are also known as "junk bonds." The maximum percentage of each Fund's assets that may be invested in securities rated below investment grade is 25%.

These investment policies, including the investments and investment techniques, of the TIP Funds and the Alpha Select Funds are substantially similar.

RISKS

The investment policies of the Alpha Select Funds entail certain risks and considerations of which investors should be aware. The Premier Core Equity Fund intends to invest primarily (and, under normal circumstances, at least 65% of its total assets) in equity securities of companies that are headquartered in the United States or do business both in the United States and abroad. Those securities, however, will be traded principally in the United States equity market. Selection of equity securities will not be restricted by market capitalization, and the Fund's Adviser and Sub-Advisers will employ their own proprietary investment processes in managing assets.

BANKING INDUSTRY AND FINANCIAL SERVICES SECTOR -- To the extent that the Global Financial Services Fund invests a significant percentage of its assets in the banking industry and the financial services sector, it is subject to risks associated with banking and financial services companies. The companies within the banking industry and the financial services sector are subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios and failures to reinsurance carriers.

The Global Financial Services Fund will be exposed to the risks of investing in equity securities, including equity securities of small cap issuers (I.E., issuers with market capitalizations of less than $1 billion). Investments in smaller companies involve greater risks than investments in larger, more established companies. The Global Financial Services Fund will focus its investments in the U.S. and foreign banking industry and the financial services sector, and will be concentrated in the banking industry (I.E., at least 25% (and up to 100%) of its total assets will be invested in the banking industry). The banking industry includes commercial and industrial banks, savings and loan associations and their holding companies. The financial services sector includes consumer and industrial finance companies, diversified financial service companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies and other financial services companies. Although diversified throughout the industry, to the extent that it invests a significant portion of its assets in the global banking industry and the financial services sector, it is subject to the risks associated with investing in banking and financial services issuers.

The Global Financial Services Fund may invest in securities of foreign issuers and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

The Alpha Select Funds may enter into futures and options transactions, although it has no intention to do so in the foreseeable future. The Alpha Select Funds also may purchase securities of foreign issuers. Investments in these securities involve certain other risks. The Alpha Select Funds are non-diversified, and may therefore be invested in equity securities of a limited number of issuers.

The Alpha Select Funds may also, to a limited extent, borrow money and utilize leveraging techniques. The Funds may invest in securities that fluctuate in value, and investors should expect the Funds' net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. The values of fixed income securities tend to vary inversely with interest rates, and may be affected by market and economic factors, as well as by developments impacting specific issuers. The Funds' high yield securities, if any, may be volatile and are subject to greater amounts of credit risk than investment grade issuers

The investment risks of the Funds are substantially similar, except the Alpha Select Global Financial Services Fund will invest a greater percentage of its assets in securities of foreign issuers.

PERFORMANCE

The table below provides the average annual total return for each Fund for selected time periods. Additional information about each Fund is contained in the Statement of Additional Information relating to this Prospectus/Proxy Statement, and in the Prospectus relating to the Funds. How the Funds have performed in the past does not necessarily indicate how the Funds will perform in the future, especially since each Alpha Select Fund will have different advisory arrangements than the TIP Funds.

        AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                  PENN CAPITAL SELECT FINANCIAL
                   TIP TARGET SELECT EQUITY FUND           SERVICES FUND
                   -----------------------------  -----------------------------

1 Year                           %                               %

Since Inception*                 %                               %

----------
*    TIP Target Select Equity Fund commenced operations on 1/1/98.
*    Penn Capital Select Financial Services Fund commenced operations on
     10/19/97.

FUND MANAGEMENT.

Each of the Alpha Select Funds will utilize a "manager of managers" structure, with Turner acting as the investment adviser and manager of managers and overseeing one or more specialist sub-advisers who make investment decisions on behalf of the Funds. Turner may also make investment decisions on behalf of the Funds. This is the same management approach currently employed by the TIP Target Select Equity Fund. However, the Penn Capital Select Financial Services Fund currently utilizes a single investment adviser, Penn Capital, to manage that Fund's assets.

Turner Investment Partners, Inc., is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. As of August 1, 1998, Turner had discretionary management authority with respect to approximately $3.0 billion of assets. Turner has provided investment advisory services to investment companies since 1992. The principal business address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

Turner serves as the investment adviser for the Alpha Select Funds under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Turner continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of Alpha Select. Turner makes recommendations to the Trustees with respect to the appropriate allocation of assets to each of the Fund's Sub-Advisers, and directly manages assets of the Fund not allocated to the Sub-Advisers.

Robert E. Turner is a Trustee of each of TIP Funds and Alpha Select Funds and will act as portfolio manager of the portion of the assets of the Premier Core Equity Fund managed by Turner. Mr. Turner is also Chairman and Chief Investment Officer of Turner. He has held this position since the founding of Turner in 1990. He has been in the investment business since 1982.

Penn Capital Management Company, Inc., 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, New Jersey 08034, is a professional investment management firm founded in 1987 and registered as an investment adviser under the Investment Advisers Act. Richard A. Hocker is a founding partner and Chief Investment Officer of Penn Capital, an investment management firm that manages the investment portfolios of institutions and high net worth individuals and which currently has assets under management of approximately $350 million. Penn Capital employs a staff of 17 and manages monies in a variety of investment styles through either separate account management or one of its private investment funds.

In addition to the differences in sub-advisers discussed in this Prospectus/Proxy Statement, the advisory fees paid to Turner by the Alpha Select Funds provide for performance based fees. Each Alpha Select Fund will pay Turner an advisory fee that increases if a Fund outperforms its benchmark index by a certain percentage, and decreases if a Fund underperforms its benchmark index by an equal percentage. Turner will pay the sub-advisers out of the fees it receives, and may pay the sub-advisers higher fees if a sub-adviser outperforms its benchmark index. In addition, if a sub-adviser underperforms its benchmark index, it may receive a lower fee for the following fiscal year.

SPECIAL CONSIDERATIONS REGARDING THE MULTI-ADVISER APPROACH

Turner, the Adviser of the Alpha Select Funds, oversees the portfolio management services provided to the Funds by each of the Sub-Advisers, and may act as investment adviser to a portion of the assets of the Fund. Subject to the review of the Alpha Select Funds' Board of Trustees, Turner monitors each Sub-Adviser to assure that the Sub-Adviser is managing its segment of the Funds consistently with that Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in Subchapter M of the Code. Turner also provides the Funds with certain administrative services, including maintenance of certain Fund records and assistance in the preparation of the Funds' registration statement under federal and state laws. Because each Sub-Adviser will be managing its segment of the Funds independently from the other Sub-Advisers, the same security may be held in two different segments of a Fund, or may be acquired for one segment of a Fund at a time when the Sub-Adviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, Turner or one or more of the Sub-Advisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when Turner or another Sub-Adviser believes continued exposure to the equity markets is appropriate for their segments of a Fund. Because Turner and each Sub-Adviser directs the trading for its own segment of each Fund, and does not aggregate its transactions with those of Turner or the other Sub-Advisers, the Funds may incur higher brokerage costs than would be the case if a single Adviser were managing an entire Fund.

On a daily basis, capital activity will be allocated equally by Turner among the segments of the Alpha Select Funds. However, Turner may, subject to review by Alpha Select Funds' Board of Trustees, allocate new investment capital differently among the Sub-Advisers. This action may be necessary, if, for example, Turner or a Sub-Adviser determines that it desires no additional investment capital. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than the other segments. Although it reserves the right to do so, subject to the review of the Alpha Select Funds' Board of Trustees, Turner does not intend to reallocate each Fund's assets among the segments to reduce these differences in size.

MANAGER OF MANAGERS OPTION

Each Alpha Select Fund may, in the future, seek to achieve its investment objective by using a "manager of managers" structure. Under a manager of managers structure, Turner would act as investment adviser in much the same way as is currently contemplated. However, as manager of managers, Turner would be permitted, subject to direction from and oversight by the Board of Trustees, to allocate and reallocate each Fund's assets among sub-advisers, and to recommend that the Board of Trustees hire, terminate or replace sub-advisers without shareholder approval. By reducing the number of shareholder meetings that may have to be held to approve new or additional sub-advisers for a Fund, the Funds anticipate that there will be substantial potential cost savings, as well as the opportunity to achieve certain management efficiencies.

Before it can operate using a manager of managers structure, the Alpha Select Funds and Turner will have to obtain exemptive relief from the Securities and Exchange Commission ("SEC") to permit such an arrangement. There is no assurance that such an order will be granted by the SEC. The initial shareholder of the Funds voted to vest authority to implement a manager of managers structure with the Trustees, and such a structure may be adopted without shareholder approval. However, shareholders of the Funds will be given at least 30 days' prior written notice of any such change, and any such change would only be made if the Trustees determine that it would be in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other factors, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.

This manager of managers approach differs from the current advisory arrangements in place for the Penn Capital Select Financial Services Fund, which utilizes only one investment adviser. In addition, as discussed above, the advisory fee arrangements for the Alpha Select Funds involve certain performance-based fees.

                             ADDITIONAL INFORMATION

The Alpha Select Funds and TIP Funds each have a different Board of Trustees. However, the Funds have the same administrator, custodian, distributor and transfer agent as the Alpha Select Funds, as well as the same principal executive officers.

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") provides both TIP Funds and Alpha Select Funds with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from each Alpha Select Fund, which is calculated daily and paid monthly, at an annual rate of .09% of Alpha Select's average daily net assets up to $250 million, .07% on the next $250 million of such assets, .06% on the next $250 million of such assets, .05% of the next $125 million of such assets, and .04% of such assets in excess of $2 billion. The Alpha Select Funds are subject to a minimum annual administration fee of $65,000.

The Administrator also serves as shareholder servicing agent for both TIP Funds and Alpha Select Funds under a shareholder servicing agreement with each trust.

THE TRANSFER AGENT AND CUSTODIAN

DST Systems, Inc. (the "Transfer Agent"), 330 W. 9th Street, Kansas City, Missouri 64105, serves as the transfer agent and dividend disbursing agent for both TIP Funds and Alpha Select Funds under a transfer agency agreement with each Trust. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of Alpha Select Funds and TIP Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. ("SIDCO"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as distributor for both TIP Funds and Alpha Select Funds pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services to TIP Funds. SIDCO receives Rule 12b-1 fees from the Class C Shares of the Alpha Select Funds, but Class I Shares of the Alpha Select Funds do not pay any compensation to SIDCO.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

You may obtain additional information about the Premier Core Equity and Global Select Financial Services Funds in the following ways:

PROSPECTUSES. [EACH ALPHA SELECT FUND HAS A PROSPECTUS THAT CONTAINS INFORMATION ABOUT THE OPERATION AND MANAGEMENT OF THAT FUND. THE PROSPECTUS DATED JANUARY 31, 1999, IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION, AND IS INCORPORATED HEREIN BY REFERENCE AND ACCOMPANIES THIS PROSPECTUS/PROXY STATEMENT.]

STATEMENTS OF ADDITIONAL INFORMATION. [IN ADDITION TO THE PROSPECTUS, THE FUNDS HAVE A STATEMENT OF ADDITIONAL INFORMATION ("SAI") THAT CONTAINS ADDITIONAL, MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI DATED JANUARY 31, 1999, IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS/PROXY STATEMENT.]

SHAREHOLDER REPORTS. The financial statements of the Funds contained in the TIP Funds Annual Report to shareholders for the fiscal year ended September 30, 1998, will be audited by Ernst & Young LLP, its independent auditors. These financial statements are incorporated by reference into this Prospectus/Proxy Statement insofar as they relate to the Funds, and not to any other portfolios that are a part of TIP Funds and described therein. A copy of TIP Funds' Annual Report, which includes discussions of the performance of the Funds, and the most recent Semi-Annual Report succeeding such Annual Report, may be obtained by writing TIP Funds at P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-800-224-6312.

Information about TIP Funds and Alpha Select Funds, including the prospectus, SAI, and shareholder reports of each Fund, may be obtained from the SEC in any of the following ways: (1) in person: you may review and copy documents in the SEC's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330); (2) on-line: you may retrieve information from the SEC's web site at "http://www.sec.gov"; or (3) mail: you may request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, TIP Funds' 1940 Act registration number is 811-07527 and Alpha Select Funds' 1940 Act registration number is 811-8104.

                                FUND TRANSACTIONS

The policies regarding portfolio transactions of TIP Funds and Alpha Select Funds are substantially identical, although the Fund's have different investment minimums. Please refer to the prospectuses for more information.

                               SHAREHOLDER RIGHTS

GENERAL. TIP Funds was established as a business trust under Massachusetts law by a Declaration of Trust dated January 26, 1996, as amended and restated on February 21, 1997. The Fund is also governed by its By-Laws and by applicable Massachusetts law.

Alpha Select Funds was established as a business trust under Delaware law by a Declaration of Trust dated October 25, 1993, as amended and restated on October 7, 1998. Alpha Select is also governed by its By-Laws and by applicable Delaware law.

SHARES. TIP Funds is authorized to issue an unlimited number shares of beneficial interest, with a par value of $.00001 per share, from an unlimited number of series (portfolios) of shares. The shares of each TIP Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Alpha Select Funds is authorized to issue an unlimited number shares of beneficial interest, with no par value, from an unlimited number of series (portfolios) of shares. The shares of each Alpha Select Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

SHAREHOLDER VOTING. Shareholders of each TIP Fund have identical voting rights. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares. The shares of the Fund have non-cumulative voting rights, which means the holder of more than [50%] of the shares voting for the election of Trustees can elect [100%] of the Trustees if the holder chooses to do so. At shareholder meetings, the holders of [40%] of a portfolio's shares entitled to vote at the meeting generally constitute a quorum. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

Shareholders of Alpha Select have [IDENTICAL] voting rights.

SHAREHOLDER MEETINGS. Annual meetings of shareholders of TIP Funds will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting will be held to vote on the removal of a Trustee(s) of a Fund if requested in writing by the holders of not less than [10%] of the outstanding shares of the Fund. The Funds will assist in shareholder communications in such matters to the extent required by law.

Alpha Select has similar voting provisions.

ELECTION AND TERM OF TRUSTEES. The Funds' affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the Fund are elected by a majority vote of a quorum cast by written ballot at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to be cast for the election of directors and may elect a successor to fill a resulting vacancy. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

Alpha Select has similar requirements regarding Trustees.

SHAREHOLDER LIABILITY. The shareholders of each Fund generally are not personally liable for the acts, omissions or obligations of the Trustees or of TIP Funds.

Shareholders of Alpha Select are not personally liable for the obligations of the Alpha Select Funds.

LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Fund. Each Fund will indemnify its Trustees and officers out of Fund assets against all liabilities and expenses except for liabilities arising from such person's self-dealing, willful misconduct or recklessness.

Alpha Select has similar provisions regarding Trustee liability.

                                  LEGAL MATTERS

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to TIP Funds and Alpha Select Funds.

         THE BOARD OF TRUSTEES OF TIP FUNDS RECOMMEND THAT YOU VOTE FOR
           APPROVAL OF THE REORGANIZATION AGREEMENT AND THE PROPOSALS
                  DESCRIBED IN THIS PROSPECTUS/PROXY STATEMENT.

                     VOTING ON THE REORGANIZATION AGREEMENT

GENERAL INFORMATION. This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of the TIP Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. [YOU MAY ALSO VOTE OVER THE INTERNET BY VISITING "http://www.______.com" AND FOLLOWING THE VOTING INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE TELEPHONE BY CALLING _________.] Officers of the Funds, Turner, and Penn Capital may also solicit proxies by telephone, telegraph, facsimile or in person. The cost of solicitation and the shareholders' meeting will be borne by Turner.

VOTE REQUIRED TO APPROVE REORGANIZATION AGREEMENT. Shareholders of the TIP Funds TIP Target Select Equity Fund and Penn Capital Select Financial Services Fund on the Record Date will be entitled to one vote per share then held and a fractional vote for each fractional share then held. Approval of the Reorganization Agreement requires the affirmative vote of a majority of the outstanding voting securities present at the meeting, in person or by proxy. The vote of a "majority of the outstanding securities" means the vote of 67% or more of the voting securities present, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or the vote of more than 50% of the outstanding voting securities, whichever is less. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter) will be treated as shares that are present at the Meeting but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a vote against approval of the Reorganization Agreement.

If sufficient votes in favor of the Proposal are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote for an adjournment any proxies which they are entitled to vote in favor of the Proposal. They will vote as against any proxies required to be voted against the Proposal. The costs of any additional solicitation and of any adjourned session will be borne by Turner.

OUTSTANDING SHARES. Only shareholders of record on the Record Date are entitled to notice of and to vote at the Meeting and any adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

     ______ shares of the TIP Target Select Equity Fund of TIP Funds.

     ______ shares of the Penn Capital Select Financial Services Fund of TIP
            Funds.

BENEFICIAL OWNERS. The following table sets forth certain information as of _____________, 1998, concerning each person who owned, of record or beneficially, 5% or more of the shares of the TIP Target Select Equity Fund and/or Penn Capital Select Financial Services Fund. Turner or Penn Capital may be deemed to "beneficially own" a substantial number of shares of the Funds because their investment advisory relationships may permit them to dispose of shares or advise Shareholders to dispose of shares. Turner or Penn Capital may be deemed to control the Fund(s) if it beneficially owns more than 25% of the Fund(s) outstanding shares. Turner and Penn Capital do not vote shares of the Funds for any of their clients.

-------------------------------------------------------------------------------
                          TIP TARGET SELECT EQUITY FUND
-------------------------------------------------------------------------------
                                                     PERCENTAGE OF SHARES OWNED
NAME & ADDRESS                                         BEFORE REORGANIZATION
-------------------------------------------------------------------------------
                                                                        %
-------------------------------------------------------------------------------
                                                                        %
-------------------------------------------------------------------------------
                                                                        %
-------------------------------------------------------------------------------
                   PENN CAPITAL SELECT FINANCIAL SERVICES FUND
-------------------------------------------------------------------------------
                                                     PERCENTAGE OF SHARES OWNED
NAME & ADDRESS                                         BEFORE REORGANIZATION
-------------------------------------------------------------------------------
                                                                        %
-------------------------------------------------------------------------------
                                                                        %
-------------------------------------------------------------------------------
                                                                        %
-------------------------------------------------------------------------------

*    Record and Beneficial Ownership.

As of Record Date the Trustees and officers of the Trust as a group owned [less than 1%] of the total outstanding shares of each Fund.

EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitation may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of Turner, Penn Capital, SEI Investments or the Trust. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by Turner. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named as proxy.

                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to TIP Funds in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-224-6312.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. [YOU MAY ALSO VOTE OVER THE INTERNET BY VISITING "http://www.______.com" AND FOLLOWING THE VOTING INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE TELEPHONE BY CALLING _________.]

                                    EXHIBIT A

                               AGREEMENT AND PLAN
                        OF REORGANIZATION AND LIQUIDATION


     AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of _____________, 199_ (the "Agreement"), by and between the TIP Funds (the "Trust"), a Massachusetts business trust, on behalf of the TIP Target Select Equity Fund and the Penn Capital Select Financial Services Fund (collectively, the "Acquired Funds"), and the Alpha Select Funds ("Alpha Select Funds") a Delaware business trust, on behalf of the Premier Core Equity Fund and Global Financial Services Fund (collectively, the "Acquiring Funds").

     WHEREAS, the Trust was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 26, 1996 and amended on February 21, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital consisting of an unlimited number of units of beneficial interest of separate series of the Trust. The Acquired Funds are duly organized and validly existing series of the Trust;

     WHEREAS, Alpha Select Funds was organized under Delaware law as a business trust under a Declaration of Trust dated October 26, 1993 and amended on August 14, 1998. Alpha Select Funds is an open-end management investment company registered under the 1940 Act. Alpha Select Funds has authorized capital consisting of an unlimited number of units of beneficial interest of separate series of Alpha Select Funds. The Acquiring Funds are duly organized and validly existing series of Alpha Select Funds;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree to effect the transfer of all of the assets of the Acquired Funds solely in exchange for the assumption by the corresponding Acquiring Funds of all or substantially all of the liabilities of the Acquired Funds and units of beneficial interest of the corresponding Acquiring Funds ("Acquiring Funds Shares") followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such Acquiring Funds Shares to the holders of units of beneficial interest of the Acquired Funds ("Acquired Funds Shares"), on the terms and conditions hereinafter set forth in liquidation of the Acquired Funds. The parties hereto covenant and agree as follows:

1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Funds will assign, deliver and otherwise transfer all of their assets and good and marketable title thereto, and assign all or substantially all of the liabilities as are set forth in a statement of assets and responsibilities, to be prepared as of the Effective Time (the "Statement of Assets and

Liabilities") to the Acquiring Funds free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Acquiring Funds shall acquire all such assets, and shall assume all such liabilities of the Acquired Funds, in exchange for delivery to the Acquired Funds by the Acquiring Funds of a number of Acquiring Funds Shares (both full and fractional) equivalent in number and value to the Acquired Funds Shares outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Acquired Funds, as set forth in the Statement of Assets and Liabilities attached hereto as Exhibit A, shall be exclusively assigned to and assumed by the Acquiring Funds. All debts, liabilities, obligations and duties of the Acquired Funds, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time attach to the Acquiring Funds and may be enforced against the Acquiring Funds to the same extent as if the same had been incurred by the Acquiring Funds.

2. TRANSFER OF ASSETS. The assets of the Acquired Funds to be acquired by the corresponding series of the Acquiring Funds and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Funds and other property owned by the Acquired Funds at the Effective Time.

3. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUNDS. At the Effective Time, the Acquired Funds will liquidate and the Acquiring Funds Shares (both full and fractional) received by the Acquired Funds will be distributed to the shareholders of record of the Acquired Funds as of the Effective Time in exchange for their respective Acquired Funds Shares and in complete liquidation of the Acquired Funds. Each shareholder of the Acquired Funds will receive a number of Acquiring Funds Shares equal in number and value to the Acquired Funds Shares held by that shareholder, and each Acquiring Funds and Acquired Funds share will be of equivalent net asset value per share. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Funds in the name of each shareholder of the Acquired Funds and representing the respective number of Acquiring Funds Shares due such shareholder. As soon as practicable after the Effective Time, but not later than _________, 199_ the Trust shall take all steps as shall be necessary and proper to effect a complete termination of the Acquired Funds.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUNDS. The Acquiring Funds represent and warrant to the Acquired Funds as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. Alpha Select Funds is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to carry on its business as it is now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. Alpha Select Funds is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and will be in full force and effect.

     (c) FINANCIAL STATEMENTS. The unaudited financial statements, if any, of Alpha Select Funds relating to the Acquiring Funds dated as of _______, 199_ (the "Acquiring Funds Financial Statements"), which will, if available, be delivered to the Acquired Funds as of the Effective Time, will fairly present the financial position of the Acquiring Funds as of the date thereof.

     (d) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Funds Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable. Prior to the Effective Time, there shall be no issued and outstanding Acquiring Funds Shares or any other securities issued by the Acquiring Funds.

     (e) AUTHORITY RELATIVE TO THIS AGREEMENT. Alpha Select Funds, on behalf of the Acquiring Funds, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the Alpha Select Funds Board of Trustees, and no other proceedings by the Acquiring Funds are necessary to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. Each of the Acquiring Funds is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (f) LIABILITIES. There are no liabilities of the Acquiring Funds, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Funds Financial Statements and liabilities incurred in the ordinary course of business subsequent to the Effective Time or otherwise previously disclosed to the Acquired Funds, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Funds.

     (g) LITIGATION. Except as previously disclosed to the Acquired Funds, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Funds, threatened which would materially adversely affect the Acquiring Funds or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquired Funds, under which no default exists, each of the Acquiring Funds is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Funds.

     (i) TAXES. As of the Effective Time, all Federal and other tax returns and reports of the Acquiring Funds required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

5. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUNDS. The Acquired Funds represent and warrant to the Acquiring Funds as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. The Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) FINANCIAL STATEMENTS. The audited financial statements of the Trust relating to the Acquired Funds for the fiscal year ended _________, 199_, and the unaudited financial statements of the Acquired Funds dated as of _________, 199_ (the "Acquired Funds Financial Statements"), as delivered to the Acquiring Funds, fairly present the financial position of the Acquired Funds as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated.

     (d) MARKETABLE TITLE TO ASSETS. Each of the Acquired Funds will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Funds. Upon delivery and payment for such assets, each of the Acquiring Funds will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     (e) AUTHORITY RELATIVE TO THIS AGREEMENT. The Trust, on behalf of the Acquired Funds, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the Trust's Board of Trustees, and, except for approval by the shareholders of the Acquired Funds, no other proceedings by the Acquired Funds are necessary to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. Each of the Acquired Funds is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (f) LIABILITIES. There are no liabilities of the Acquired Funds, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Funds Financial Statements and liabilities incurred in the ordinary course of business subsequent to _________, 199_, or otherwise previously disclosed to the Acquiring Funds, none of which has been materially adverse to the business, assets or results of operations of the Acquired Funds. The Trust's Registration Statement, which is on file with the Securities and Exchange Commission, does not contain an untrue statement of a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (g) LITIGATION. Except as previously disclosed to the Acquiring Funds, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Funds, threatened which would materially adversely affect the Acquired Funds or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquiring Funds, under which no default exists, each of the Acquired Funds, at the Effective Time, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever.

     (i) TAXES. As of the Effective Time, all Federal and other tax returns and reports of the Acquired Funds required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS.

     (a) All representations and warranties of the Acquired Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Acquiring Funds shall have received an opinion of counsel, dated as of the Effective Time, addressed to and in form and substance satisfactory to counsel for the

     Acquiring Funds, to the effect that (i) the Acquired Funds are duly organized and validly existing series of the Trust under the laws of the Commonwealth of Massachusetts; (ii) the Trust is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of each of the Acquired Funds and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Funds and is a valid and binding obligation of the Acquired Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for each of the Acquired Funds to enter into this Agreement or carry out its terms that has not been obtained other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Funds; and (v) upon consummation of this Agreement, the Acquiring Funds shall have acquired all of the Acquired Funds's assets listed in the Statement of Assets and Liabilities, free and clear of all liens encumbrances or adverse claims.

     (c) The Acquired Funds shall have delivered to the Acquiring Funds at the Effective Time the Acquired Funds' Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Funds as to the aggregate asset value of the Acquired Funds' portfolio securities.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS.

     (a) All representations and warranties of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Acquired Funds shall have received an opinion of counsel for the Acquiring Funds, dated as of the Effective Time, addressed to and in form and substance satisfactory to counsel for the Acquired Funds, to the effect that: (i) the Acquiring Funds are duly organized and validly existing series of Alpha Select Funds under the laws of the State of Delaware; (ii) Alpha Select Funds is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action of each of the Acquiring Funds and this Agreement has been duly executed and delivered by the Acquiring Funds and is a valid and binding obligation of the Acquiring Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for each of the

     Acquiring Funds to enter into this Agreement or carry out its terms that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquiring Funds; and (v) the Acquiring Funds Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and nonassessable.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS. The obligations of the Acquired Funds and the Acquiring Funds to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

     (a) Such authority from the Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

     (b) With respect to the Acquired Funds, the Trust will call a meeting of shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval by shareholders of each of the Acquired Funds of this Agreement and the transactions contemplated herein, including the Reorganization and the termination of the Acquired Funds if the Reorganization is consummated. The Trust has prepared or will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

     (c) The Registration Statement on Form N-1A of the Acquiring Funds shall be effective under the Securities Act of 1933 and, to the best knowledge of the Acquiring Funds, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (d) The shares of the Acquiring Funds shall have been duly qualified for offering to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

     (e) The Acquired Funds and the Acquiring Funds shall have received on or before the Effective Time an opinion of counsel satisfactory to the Acquired Funds and the Acquiring Funds substantially to the effect that for Federal income tax purposes:

          (1) No gain or loss will be recognized to the Acquired Funds upon the transfer of its assets in exchange solely for the Acquiring Funds Shares and the assumption by the Acquiring Funds of the corresponding Acquired Fund's stated liabilities;

          (2) No gain or loss will be recognized to the Acquiring Funds on its receipt of the Acquired Funds' assets in exchange for the Acquiring Funds Shares and the assumption by the Acquiring Funds of the corresponding Acquired Fund's liabilities;

          (3) The basis of an Acquired Fund's assets in the corresponding Acquiring Fund's hands will be the same as the basis of those assets in the Acquired Fund's hands immediately before the conversion;

          (4) The Acquiring Funds' holding period for the assets transferred to the Acquiring Funds by the Acquired Funds will include the holding period of those assets in the corresponding Acquired Fund's hands immediately before the conversion;

          (5) No gain or loss will be recognized to the Acquired Funds on the distribution of the Acquiring Funds Shares to the Acquired Funds' shareholders in exchange for their Acquired Funds Shares;

          (6) No gain or loss will be recognized to the Acquired Funds' shareholders as a result of the Acquired Funds' distribution of Acquiring Funds Shares to the Acquired Funds' shareholders in exchange for the Acquired Funds' shareholders' Acquired Funds Shares;

          (7) The basis of the Acquiring Funds Shares received by the Acquired Funds' shareholders will be the same as the adjusted basis of that Acquired Funds' shareholders' Acquired Funds Shares surrendered in exchange therefor; and

          (8) The holding period of the Acquiring Funds Shares received by the Acquired Funds' shareholders will include the Acquired Funds' share holders' holding period for the Acquired Funds' shareholders' Acquired Funds Shares surrendered in exchange therefor, provided that said Acquired Funds Shares were held as capital assets on the date of the conversion.

     (f) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of each of the Acquired Funds entitled to vote at an annual or special meeting.

     (g) The Board of Trustees of Alpha Select Funds, at a meeting duly called for such purpose, shall have authorized the issuance by each of the Acquiring Funds of Acquiring Funds Shares at the Effective Time in exchange for the assets of the Acquired Funds pursuant to the terms and provisions of this Agreement.

9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Funds' assets for Acquiring Funds Shares shall be effective as of close of business on _________, 199_, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

10. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned without penalty by resolution of the Board of Trustees of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

11. AMENDMENT. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that following the Shareholders' Meeting called on behalf of the Acquired Funds pursuant to Section 8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Funds Shares to be paid to the Acquired Funds' shareholders under this Agreement to the detriment of the Acquired Funds, shareholders without their further approval.

12. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the State of Massachusetts.

13. NOTICES. Any notice, report, statement or demand required or permitted by and provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

if to the Acquiring Funds:

---------------------
---------------------
---------------------
---------------------

with a copy to:

James W. Jennings, Esq.
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, PA 19103

if to the Acquired Funds:

---------------------
---------------------
---------------------
---------------------
with a copy to:

John H. Grady, Jr., Esq.
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, PA 19103

14.  FEES AND EXPENSES.

     (a) Each of the Acquiring Funds and the Acquired Funds represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     (b) Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each of the Acquired Funds and the Acquiring Funds will be borne by Turner Investment Partners, Inc. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Proxy Statement under the 1934 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Funds Shares to be issued in connection herewith in each state in which the Acquired Funds' shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (iv) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Funds shall pay their own Federal and state registration fees.

15.  HEADINGS, COUNTERPARTS, ASSIGNMENT.

     (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

16. ENTIRE AGREEMENT. Each of the Acquiring Funds and the Acquired Funds agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

17. FURTHER ASSURANCES. Each of the Acquiring Funds and the Acquired Funds shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

18. BINDING NATURE OF AGREEMENT. As provided in each Trust's Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts or the State of Delaware, this Agreement was executed by the undersigned officers of Alpha Select Funds and the Trust, on behalf of each of the Acquiring Funds and the Acquired Funds, respectively, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of each Trust. Moreover, no series of a trust shall be liable for the obligations of any other series of that trust.


Attest:                                TIP FUNDS,
                                         on behalf of its series, the TIP Target
                                         Select Equity Fund and the Penn Capital
                                         Select Financial Services Fund

                                         By:
-----------------------------                ----------------------------------

Attest:                                ALPHA SELECT FUNDS,
                                         on behalf of its series, the Premier
                                         Core Equity Fund and the Global
                                         Financial Services Fund

                                       By:
-----------------------------              ------------------------------------

                                   TIP FUNDS
                         TIP TARGET SELECT EQUITY FUND

                      SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, JANUARY 25, 1999

The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Stephen J. Kneeley and Lynda J. Striegel as proxies and each of them, each with full power of substitution, to vote at the Special meeting of Shareholders of the TIP Target Select Equity Fund of TIP Funds (the "Trust") to be held in the offices of SEI Investments Company ("SEI Investments"), Oaks, Pennsylvania 19456, on Monday, January 25, 1999, at 3:30 p.m., and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization between the Trust, on behalf of the TIP Target Select Equity Fund, and Alpha Select Funds (formerly TIP Institutional Funds), and in accordance with their own discretion, any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPSAL TO:

PROPOSAL 1.    Approval of an Agreement and Plan of Reorganization and
               Liquidation between the Trust, on behalf of the TIP Target Select
               Equity Fund, and Alpha Select Funds, on behalf of the Premier Core Equity Fund.

               ___ For       ___ Against      ____ Abstain

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Dated: _____________, 199_

                                                  ______________________________
                                                  Signature of Shareholder


                                                  ______________________________
                                                  Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND. [YOU MAY ALSO VOTE OVER THE INTERNET BY VISITING "http://www.______.com" AND FOLLOWING THE VOTING INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE TELEPHONE BY CALLING _________.]

                                   TIP FUNDS
                  PENN CAPITAL SELECT FINANCIAL SERVICES FUND

                      SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, JANUARY 25, 1999

The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Stephen J. Kneeley and Lynda J. Striegel as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Penn Capital Select Financial Services Fund to TIP Funds (the "Trust") to be held in the offices of SEI Investments ("SEI Investments"), Oaks, Pennsylvania 19456, on Monday, January 25, 1999, at 3:30 p.m., and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization between the Trust, on behalf of the Penn Capital Select Financial Services Fund, and Alpha Select Funds (formerly, TIP Institutional Funds), and in accordance with their own discretion, any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

PROPOSAL 1.    Approval of an Agreement and Plan of Reorganization and
               Liquidation between the Trust, on behalf of the Penn Capital
               Select Financial Services Fund, and Alpha Select Funds, on behalf of the Global Financial Services Fund.

               ___ For     ___ Against    ____ Abstain


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Dated: _____________, 199_

                                                  ______________________________
                                                  Signature of Shareholder


                                                  ______________________________
                                                  Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND. [YOU MAY ALSO VOTE OVER THE INTERNET BY VISITING "http://www.______.com" AND FOLLOWING THE VOTING INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE TELEPHONE BY CALLING _________.]

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                          TIP TARGET SELECT EQUITY FUND
                                       and
                     PENN CAPITAL SELECT FINANCIAL SERVICES
                                each a Series of

                                    TIP FUNDS
                         1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312
                                 (800) 224-6312

                        By and In Exchange For Shares of

                            PREMIER CORE EQUITY FUND
                                       and
                         GLOBAL FINANCIAL SERVICES FUND
                                each a Series of

                               ALPHA SELECT FUNDS
                       (formerly TIP Institutional Funds)
                         1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312
                                 (800) 224-6312

     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of TIP Target Select Equity Fund ("Target Select Fund") and Penn Capital Select Financial Services Fund ("Capital Select"), each a series of TIP Funds, respectively, in exchange for shares of beneficial interest of Alpha Select Funds, without par value, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of TIP Funds dated January 1, 1998 and January 31, 1998;

     (2) The Statement of Additional Information of Alpha Select Funds dated February 28, 1998;

     (3) Annual Report of TIP Funds for the year ended September 30, 1998;

     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of TIP Funds and Alpha Select dated December 18, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to TIP Funds or Alpha Select, respectively, at the numbers or addresses set forth above.

     The date of this Statement of Additional Information is December 18, 1998.

                             TIP INSTITUTIONAL FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION.

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

         (1)(a) Agreement and Declaration of Trust dated October 25, 1993, is incorporated by reference to Exhibit (a)(1) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

         (1)(b) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993, is incorporated by reference to Exhibit (a)(2) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

         (1)(c) Certificates of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994, is incorporated by reference to Exhibit (a)(3) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

         (1)(d) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997, is incorporated by reference to Exhibit 1(d) of the Registrant's Post-Effective Amendment No. 5 as filed with the Securities and Exchange Commission on December 16, 1997.

         (1)(e) Amended and Restated Agreement and Declaration of Trust dated September, 1998, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

         (2) By-Laws are incorporated by reference to Exhibit (b) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

         (3)      Inapplicable.

         (4) Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

         (5)      Inapplicable.

         (6)(a) Investment Management Agreement is incorporated by reference to Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

         (6)(b)   Sub-Advisory Agreement is incorporated by reference to
                  Exhibit 5(b) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

         (6)(c) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., on behalf of the Short Duration Funds - One Year Portfolio and the Short Duration Funds Three Year Portfolio, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

         (6)(d) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

         (6)(e) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

         (7)(a)   Underwriting Agreement is incorporated by reference to
                  Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

         (7)(b) Distribution Agreement between the Registrant and SEI Investments Distribution Co., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

         (8)      Inapplicable

         (9)(a) Custodian Agreement is incorporated by reference to Exhibit 8 of the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on June 29, 1995.

         (9)(b) Form of Custodian Agreement by and between the Registrant and First Union National Bank is incorporated by reference to the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

         (10)     Inapplicable

         (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

         (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

         (13)(a) Administrative Services Contract is incorporated by reference to Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

         (13)(b) Services Agreement is incorporated by reference to Exhibit 9(b) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

         (13)(c) Administration Agreement between the Registrant and SEI Fund Resources, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

         (13)(d) Transfer Agency Agreement between the Registrant and DST Systems, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

         (14)     Consent of Ernst & Young LLP is filed herewith.

         (15)     Inapplicable.

         (16)     Inapplicable.

         (17)(a) Prospectus for TIP Fund's TIP Target Select Equity Fund dated January 1, 1998 is filed herewith.

         (17)(b) Prospectus for TIP Fund's Penn Capital Select Financial Services Fund dated January 31, 1998, as amended July 31, 1998 is filed herewith.

         (17)(c) Statement of Additional Information for TIP Funds TIP Target Select Equity Fund dated January 1, 1998 is filed herewith.

         (17)(d) Statement of Additional Information for TIP Funds Penn Capital Select Financial Services dated January 31, 1998 is filed herewith.

         (17)(e) Audited Financial Statements dated September 30, 1998 for the TIP Funds are filed herewith.

Item 17. UNDERTAKINGS.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in Philadelphia on the 25th of November, 1998.

                                           TIP INSTITUTIONAL FUNDS
                                           Registrant


                                      By:  /s/ Stephen J. Kneeley
                                           -------------------------------------
                                               Stephen J. Kneeley
                                               President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

   /s/ Robert E. Turner
-----------------------------------     Trustee                November 25, 1998
Robert E. Turner

  /s/ Ronald W. Filante                 Trustee                November 25, 1998
-----------------------------------
Ronald W. Filante

 /s/ Katherine Griswold                 Trustee                November 25, 1998
-----------------------------------
Katherine R. Griswold

 /s/ Alfred C. Salvato                  Trustee                November 25, 1998
-----------------------------------
Alfred C. Salvato

 /s/ Stephen J. Kneeley                 President and Chief    November 25, 1998
-----------------------------------     Executive Officer
Stephen J. Kneeley

 /s/ Robert DellaCroce                  Controller and         November 25, 1998
-----------------------------------     Chief Financial
Robert DellaCroce                       Officer


*By: /s/ Stephen J. Kneeley                                    November 25, 1998
    -------------------------------
    Stephen J. Kneeley
    Attorney-in-Fact

                                  Exhibit Index

(1)(a) Agreement and Declaration of Trust dated October 25, 1993, is incorporated by reference to Exhibit (a)(1) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

(1)(b) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993, is incorporated by reference to Exhibit (a)(2) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

(1)(c) Certificates of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994, is incorporated by reference to Exhibit (a)(3) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

(1)(d) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997, is incorporated by reference to Exhibit 1(d) of the Registrant's Post-Effective Amendment No. 5 as filed with the Securities and Exchange Commission on December 16, 1997.

(1)(e) Amended and Restated Agreement and Declaration of Trust dated September, 1998, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(2) By-Laws are incorporated by reference to Exhibit (b) of the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

(3)       Inapplicable.

(4) Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

(5)       Inapplicable.

(6)(a)    Investment Management Agreement is incorporated by reference to
          Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(6)(b) Sub-Advisory Agreement is incorporated by reference to Exhibit 5(b) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(6)(c) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., on behalf of the Short Duration Funds - One Year Portfolio and the Short Duration Funds - Three Year Portfolio, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(6)(d) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(6)(e) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(7)(a) Underwriting Agreement is incorporated by reference to Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(7)(b) Distribution Agreement between the Registrant and SEI Investments Distribution Co., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(8)       Inapplicable

(9)(a) Custodian Agreement is incorporated by reference to Exhibit 8 of the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on June 29, 1995.

(9)(b) Form of Custodian Agreement by and between the Registrant and First Union National Bank is incorporated by reference to the Registrant's Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on November 24, 1998.

(10)      Inapplicable

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

(13)(a)   Administrative Services Contract is incorporated by reference to
          Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(13)(b) Services Agreement is incorporated by reference to Exhibit 9(b) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(13)(c) Administration Agreement between the Registrant and SEI Fund Resources, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(13)(d) Transfer Agency Agreement between the Registrant and DST Systems, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(14)      Consent of Ernst & Young LLP is filed herewith.

(15)      Inapplicable.

(16)      Inapplicable.

(17)(a) Prospectus for TIP Fund's TIP Target Select Equity dated January 1, 1998 is filed herewith.

(17)(b) Prospectus for TIP Fund's Penn Capital Select Financial Services Fund dated January 31, 1998, as amended July 31, 1998 is filed herewith.

(17)(c) Statement of Additional Information for TIP Fund's TIP Target Select Equity Fund dated January 1, 1998 is filed herewith.

(17)(d) Statement of Additional Information for TIP Fund's Penn Capital Select Financial Services Fund dated January 31, 1998 is filed herewith.

(17)(e) Audited Financial Statements dated September 30, 1998 for the TIP Funds are filed herewith.